Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of borrowings

	2021 £’000	2020 £’000	2019 £’000
Current
Lease liabilities	146	93	233
Government and research loans	–	107	179
Total	146	200	412
Non-current
Lease liabilities	620	60	912
Government and research loans	–	–	4,758
Total	620	60	5,670